Earnings Per Share Earnings Per Share - Weighted Average Numbers of Anti-Dilutive Shares (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock	57	19	5
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock	12	10	4
Restricted stock units and awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock	9	9	1
CEC Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock	36	0	0